RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Nanjing Lefang [Member]
Related Party Balances and Transactions [Line Items]
Payable	¥ 4,620
Hainan Chenxi [Member]
Related Party Balances and Transactions [Line Items]
Amounts due from related parties	¥ 92,400
Outstanding terms	6 months
Interest rate on loans receivable	5.50%
Zhongzheng Jinniu [Member]
Related Party Balances and Transactions [Line Items]
Amounts due from related parties	¥ 57,100
Outstanding terms	6 months
Interest rate on loans receivable	14.00%
Lize Jiaxing [Member]
Related Party Balances and Transactions [Line Items]
Amounts due from related parties	¥ 50
Outstanding terms	6 months
Interest rate on loans receivable	4.35%
Zhuhai Yuanxin [Member]
Related Party Balances and Transactions [Line Items]
Amounts due from related parties	¥ 5,000
Outstanding terms	12 months
Interest rate on loans receivable	4.35%